Financial instruments - Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 240.3	$ 249.6	$ 266.0
At fair value | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	1.0	$ 2.8	$ 2.9
At fair value | Forward foreign currency exchange rate contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.7
At fair value | Forward foreign currency exchange rate contracts | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Forward foreign currency exchange rate contracts | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.7
At fair value | Forward foreign currency exchange rate contracts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | LME derivative contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities	(1.2)
At fair value | LME derivative contracts | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | LME derivative contracts | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	(1.2)
At fair value | LME derivative contracts | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2018
Disclosure of fair value measurement of liabilities [line items]
Liabilities	15.3
At fair value | Loan Notes due 2018 | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2018 | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	15.3
At fair value | Loan Notes due 2018 | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2021
Disclosure of fair value measurement of liabilities [line items]
Liabilities	25.2
At fair value | Loan Notes due 2021 | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2021 | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	25.2
At fair value | Loan Notes due 2021 | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2023
Disclosure of fair value measurement of liabilities [line items]
Liabilities	26.6
At fair value | Loan Notes due 2023 | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2023 | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	26.6
At fair value | Loan Notes due 2023 | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2026
Disclosure of fair value measurement of liabilities [line items]
Liabilities	27.1
At fair value | Loan Notes due 2026 | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Loan Notes due 2026 | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	27.1
At fair value | Loan Notes due 2026 | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Revolving credit facility
Disclosure of fair value measurement of liabilities [line items]
Liabilities	21.3
At fair value | Revolving credit facility | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Revolving credit facility | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	21.3
At fair value | Revolving credit facility | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Deferred contingent consideration
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.7
At fair value | Deferred contingent consideration | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Deferred contingent consideration | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Deferred contingent consideration | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.7
At fair value | Deferred consideration
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.3
At fair value | Deferred consideration | Level 1
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Deferred consideration | Level 2
Disclosure of fair value measurement of liabilities [line items]
Liabilities	0.0
At fair value | Deferred consideration | Level 3
Disclosure of fair value measurement of liabilities [line items]
Liabilities	$ 0.3